COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Temporary Equity [Table Text Block]	The following shows the changes in the redeemable common stock from October 24, 2011 through March 31, 2014.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490
Cash received for 5,699,885 shares issued	197,000
Mark redeemable common stock up to the redeemable amount	52,346
Interest on redeemable common stock	50,922
Redeemable common stock value at December 31, 2013	$667,758
Interest on redeemable common stock	14,644
Redeemable common stock value at March 31, 2014	$682,402
The following shows the changes in the redeemable common stock from October 24, 2011 through December 31, 2013.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490
Cash received for 5,699,885 shares issued	197,000
Mark redeemable common stock up to the redeemable amount	52,346
Interest on redeemable common stock	50,922
Redeemable common stock value at December 31, 2013	$667,758